Lines of Credit and Debt (Narrative) (Details) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended				12 Months Ended							12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 QIAGEN Euro Finance [Member] USD ($)	Dec. 31, 2011 QIAGEN Finance [Member] USD ($)	Dec. 31, 2011 Production-related loan 628 due in May 2015 [Member]	May 25, 2009 Production-related loan 628 due in May 2015 [Member] EUR (€)	Dec. 31, 2011 Production-related loan 457 due in November 2015 [Member] USD ($)	Dec. 31, 2010 Production-related loan 457 due in November 2015 [Member] USD ($)	Jun. 25, 2009 Production-related loan 457 due in November 2015 [Member] EUR (€)	Dec. 31, 2011 Convertible Notes 3.25% Due in 2026 [Member] QIAGEN Euro Finance [Member]	May 31, 2006 Convertible Notes 3.25% Due in 2026 [Member] QIAGEN Euro Finance [Member] USD ($)	Aug. 31, 2004 Convertible Notes 1.5% Due in 2024 [Member] QIAGEN Finance [Member] USD ($)	Dec. 31, 2011 Loan Payable Variable Interest Rate, Due on July 12, 2012 [Member] USD ($)	Dec. 31, 2010 Loan Payable Variable Interest Rate, Due on July 12, 2012 [Member] USD ($)	Dec. 31, 2011 Loan 3.50% Due in June 2019 [Member] USD ($)	Dec. 31, 2010 Loan 3.50% Due in June 2019 [Member] USD ($)
Line of credit facility, revolving credit, amount	$ 526,100,000			€ 406,600,000
Syndicated Multi-Currency Term Loan				400,000,000
Amount drawn down	142,300,000			110,000,000
Lines of credit				6,600,000
Stated interest rate, minimum	0.80%
Stated interest rate, maximum	2.35%
Interest rate terms	.35
Total long-term debt	447,622,000	873,006,000						300,000	519,000	0	300,000				0	425,000,000	2,103,000	3,006,000
Current portion of long-term debt	1,617,000	75,835,000
Effective interest rate					3.97%	1.84%	6.28%		4.57%
Interest expense, long-term debt	22,100,000	24,900,000	26,700,000
Repayment of debt	469,857,000	50,000,000	25,000,000
Convertible debt						145,000,000							300,000,000	150,000,000
Stated rate of senior convertible notes													3.25%	1.50%
Convertible into common shares at the option					15.0	11.5
Debt instrument, convertible, conversion price					$ 20.00	$ 12.6449
Percent of note issued principal value					100.00%	100.00%						100.00%
Debt instrument, fair value					$ 311,600,000	$ 167,000,000
Provision call trigger, recalled period	7
Percentage of provisional call trigger price					130.00%	120.00%